S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 25, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Position	Entity	Entity’s Business	Affiliation with Entity
Shibin Wang	Chief Executive Officer and Chairman of the Board	Chenghe Acquisition II Co.	Blank check company	Chief Executive Officer and Chairman of the Board
		Hong Kong Digital Asset Ex Ltd.	Digital Asset Exchange	Chief Business Officer
Lyle Wang	Chief Financial Officer and Director	Chenghe Acquisition II Co.	Blank check company	Chief Financial Officer and Director
Houston Li	Chief Operating Officer	CBC Securities	Capital investment	Associate
Kwan Sun	Independent director nominee	Chenghe Acquisition II Co.	Blank check company	Director
		Semilux International Ltd	Technology	Director
Qingjian Wang	Independent director nominee	Jabez Capital Unlimited	Capital investment	Director